Asbestos (Tables)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Asbestos Adjustments
The Asbestos adjustments included in the consolidated statements of operations and comprehensive income comprise the following:

	Years Ended 31 March
(Millions of US dollars)	2020	2019	2018
Change in estimates:
Change in actuarial estimate - asbestos liability	$(133.8)	$(73.8)	$(152.1)
Change in actuarial estimate - insurance receivable	5.7	—	1.2
Change in estimate - AICF claims-handling costs	0.1	1.1	(0.5)
Subtotal - Change in estimates	(128.0)	(72.7)	(151.4)
Effect of foreign exchange on Asbestos net liabilities	69.0	49.5	(5.3)
Gain (loss) on foreign currency forward contracts	0.8	(0.8)	1.4
Adjustments in insurance receivable	—	2.0	—
Asbestos research and education contribution	—	—	(1.1)
Total Asbestos Adjustments	$(58.2)	$(22.0)	$(156.4)

Central Estimates, Net of Insurance Recoveries
The following table sets forth the central estimates, net of insurance recoveries, calculated by KPMGA as of 31 March 2020:

	Year Ended 31 March 2020
(Millions of US and Australian dollars, respectively)	US$	A$
Central Estimate – Discounted and Inflated	1,250.9	2,025.2
Central Estimate – Undiscounted but Inflated	1,368.3	2,215.2
Central Estimate – Undiscounted and Uninflated	897.1	1,452.4

The following table summarizes the results of the analysis:

	As of 31 March 2020
(Millions of US and Australian dollars, respectively)	US$	A$
Discounted (but inflated) - Low	913.0	1,478.2
Discounted (but inflated) - High	2,109.3	3,414.9

Undiscounted (but inflated) - Low	984.3	1,593.6
Undiscounted (but inflated) - High	2,385.2	3,861.7

Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed
The following table shows the activity related to the numbers of open claims, new claims and closed claims during each of the past five years and the average settlement per settled claim and case closed:

	For the Years Ended 31 March
	2020	2019	2018	2017	2016
Number of open claims at beginning of period	332	336	352	426	494
Number of new claims	657	568	562	557	577
Number of closed claims	596	572	578	631	645
Number of open claims at end of period	393	332	336	352	426
Average settlement amount per settled claim	A$277,000	A$262,000	A$253,000	A$224,000	A$248,000
Average settlement amount per case closed	A$245,000	A$234,000	A$217,000	A$168,000	A$219,000

Average settlement amount per settled claim	US$189,000	US$191,000	US$196,000	US$168,000	US$183,000
Average settlement amount per case closed	US$167,000	US$171,000	US$168,000	US$126,000	US$161,000

Asbestos-Related Assets and Liabilities	These amounts are detailed in the table below, and the net total of these asbestos-related assets and liabilities is referred to by the Company as the “Net AFFA Liability.”

	31 March
(Millions of US dollars)	2020	2019
Asbestos liability – current	$(103.9)	$(110.5)
Asbestos liability – non-current	(882.5)	(979.1)
Asbestos liability – Total	(986.4)	(1,089.6)
Insurance receivable – current	5.0	7.5
Insurance receivable – non-current	38.5	43.7
Insurance receivable – Total	43.5	51.2
Workers’ compensation asset – current	1.5	2.0
Workers’ compensation asset – non-current	20.7	25.8
Workers’ compensation liability – current	(1.5)	(2.0)
Workers’ compensation liability – non-current	(20.7)	(25.8)
Workers’ compensation – Total	—	—
Other net liabilities	(2.0)	(2.1)
Restricted cash and cash equivalents of AICF	36.4	39.8
Restricted short-term investments of AICF	21.6	17.7
Net Unfunded AFFA liability	$(886.9)	$(983.0)
Deferred income taxes – non-current	319.1	349.3
Income tax payable	23.4	25.3
Net Unfunded AFFA liability, net of tax	$(544.4)	$(608.4)

Summary of Net Unfunded AFFA Liability, Net of Tax
The following is a detailed rollforward of the Net Unfunded AFFA liability, net of tax, for the fiscal year ended 31 March 2020:

(Millions of US dollars)	Asbestos Liability	Insurance Receivables	Restricted Cash and Investments	Other Assets and Liabilities	Net Unfunded AFFA Liability	Deferred Tax Assets	Income Tax Payable	Net Unfunded AFFA Liability, net of tax
Opening Balance - 31 March 2019	$(1,089.6)	$51.2	$57.5	$(2.1)	$(983.0)	$349.3	$25.3	$(608.4)
Asbestos claims paid[1]	104.6	—	(104.6)	—	—	—	—	—
Payment received in accordance with AFFA[2]	—	—	108.9	—	108.9	—	—	108.9
AICF claims-handling costs incurred (paid)	1.0	—	(1.0)	—	—	—	—	—
AICF operating costs paid - non claims-handling	—	—	(1.7)	—	(1.7)	—	—	(1.7)
Change in actuarial estimate	(133.8)	5.7	—	—	(128.1)	—	—	(128.1)
Change in claims handling cost estimate	0.1	—	—	—	0.1	—	—	0.1
Impact on deferred income tax due to change in actuarial estimate	—	—	—	—	—	38.4	—	38.4
Insurance recoveries	—	(7.6)	7.6	—	—	—	—	—
Movement in income tax payable	—	—	—	—	—	(25.8)	0.8	(25.0)
Other movements	—	—	3.2	(1.1)	2.1	0.3	—	2.4
Effect of foreign exchange	131.3	(5.8)	(11.9)	1.2	114.8	(43.1)	(2.7)	69.0
Closing Balance - 31 March 2020	$(986.4)	$43.5	$58.0	$(2.0)	$(886.9)	$319.1	$23.4	$(544.4)

Schedule of Remaining Time Deposits	The remaining time deposits bear a fixed interest rate and have a maturity as follows:

Maturity Date	Interest Rate	A$ Millions
30 April 2020	1.70%	20.0
1 June 2020	1.70%	15.0